HIGHLAND FUNDS I

Supplement dated March 14, 2018 to the Summary Prospectuses for

Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund,

and the Highland Funds I Prospectus,

each dated October 31, 2017, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective immediately, Michael McLochlin will no longer serve as a portfolio manager for the Highland Long/Short Equity Fund (“Long/Short Equity Fund”). All references to Mr. McLochlin contained in the Long/Short Equity Fund’s Summary Prospectus and Prospectus are hereby deleted.

Effective immediately, Bradford Heiss has been added as a portfolio manager for the Long/Short Equity Fund.

Effective immediately, Andrew Hilgenbrink has been added as a portfolio manager for the Highland Long/Short Healthcare Fund (“Long/Short Healthcare Fund”).

Portfolio Management

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for Long/Short Equity Fund is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Managers	Portfolio Manager Experience in this Fund	Title with Adviser
Jonathan Lamensdorf	9 years	Managing Director
Bradford Heiss	Less than 1 year	Managing Director

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for Long/Short Healthcare Fund is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Managers	Portfolio Manager Experience in this Fund	Title with Adviser
Michael D. Gregory	7 Years	Managing Director
Andrew Hilgenbrink	Less than 1 year	Managing Director

Portfolio Manager Biographies

Effective immediately, the following paragraph is added to the section entitled “Long/Short Equity Fund” under the heading “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” on page 55 the Prospectus:

Mr. Heiss is a Managing Director at HCMFA. Prior to his current position, he served as a Director of equity investments. Before joining Highland in July 2013, Mr. Heiss spent three years as a Senior Analyst and Partner at Varna Capital where he was a Generalist covering multiple sectors for the long/short equity hedge fund. Prior to Varna, Mr. Heiss spent three years as an Analyst at Maverick Capital where he covered the U.S. Financial Services sector for the $10 billion long/short equity hedge fund. Mr. Heiss began his career at Goldman Sachs in New York, first as a Senior Analyst in the Finance Division and later as an Investment Banking Analyst in the Financial Institutions Group. Mr. Heiss holds a B.B.A. in Finance from the University of Miami and has earned the right to use the Chartered Financial Analyst designation.

Effective immediately, the following paragraph is added to the section entitled “Long/Short Healthcare Fund” under the heading “Management of the Funds – About the Fund’s Portfolio Managers – Portfolio Manager Biographies” on page 55 the Prospectus:

Dr. Hilgenbrink is a Managing Director at HCMFA. Prior to his current position he was Director of Investments for an affiliated adviser. Prior to joining HCMFA, Dr. Hilgenbrink was a Director for Cummings Bay’s dedicated healthcare equity funds. Prior to Cummings Bay, he spent four years as a healthcare equity analyst at Jefferies & Company. During his tenure at Jefferies, he covered stocks in a variety of healthcare sectors including specialty pharma, pharmaceutical services, managed care, and healthcare information technology. He has been actively involved in the biotech sector for over seventeen years. This includes pharmaceutical experiences spanning the commercial, research and investment management functions. Dr. Hilgenbrink was a member of the Board of Directors for Molecular Insight Pharmaceuticals prior to its acquisition. Dr. Hilgenbrink holds a Doctorate of Chemistry from Purdue University and a M.B.A. from the Owen Graduate School of Management at Vanderbilt University. He completed his Bachelors of Science degree in Biochemistry from the University of Missouri.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE.

HFI-PRO-SUPP1-0318

HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

(the “Fund”)

Supplement dated March 14, 2018 to the Summary Prospectus and Prospectus for the Fund, dated October 31, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, Sanjay Gulati will no longer serve as a portfolio manager of the Fund. All references to Mr. Gulati are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

HFI-ETF-PROSUPP1-0318

HIGHLAND FUNDS I

Supplement dated March 14, 2018 to the

Highland Funds I Statement of Additional Information,

dated October 31, 2017, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

Effective immediately, Michael McLochlin will no longer serve as a portfolio manager for the Highland Long/Short Equity Fund (“Long/Short Equity Fund”). All references to Mr. McLochlin contained in the SAI are hereby deleted.

Effective immediately, Bradford Heiss has been added as a portfolio manager for the Long/Short Equity Fund.

Effective immediately, Andrew Hilgenbrink has been added as a portfolio manager for the Highland Long/Short Healthcare Fund (“Long/Short Healthcare Fund”).

Information Regarding Portfolio Managers

Effective immediately, the last sentence stating “All information is provided as of June 30, 2017” of the first paragraph under the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS” beginning on page 47 is deleted.

Effective immediately, the second paragraph under the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS” beginning on page 47 is deleted in its entirety and replaced with the following:

The portfolio managers of Long/Short Equity Fund are Jonathan Lamensdorf and Bradford Heiss.

Effective immediately, the third paragraph under the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS” beginning on page 47 is deleted in its entirety and replaced with the following:

The portfolio managers of Long/Short Healthcare Fund are Michael D. Gregory and Andrew Hilgenbrink.

Effectively immediately, the following information supplements the tables appearing on pages 47 and 48 in the section entitled “INFORMATION REGARDING PORTFOLIO MANAGERS”:

Long/Short Equity Fund

As of February 28, 2018, Bradford Heiss managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Long/Short Healthcare Fund

As of February 28, 2018, Andrew Hilgenbrink managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Ownership of Securities

Effective immediately, the first paragraph and table under the section entitled “Ownership of Securities” on page 54 are deleted in their entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Funds. This information is provided as of June 30, 2017.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager[1]
Jonathan Lamensdorf	Long/Short Equity Fund	$500,001 - $1,000,000
Bradford Heiss	Long/Short Equity Fund	$100,001 - $500,000[2]
Michael D. Gregory	Long/Short Healthcare Fund	$500,001 - $1,000,000[3]
Andrew Hilgenbrink	Long/Short Healthcare Fund	$1 - $10,000[4]
James D. Dondero[5]	Merger Arbitrage Fund	Over $1,000,000
Jonathan Lamensdorf	Merger Arbitrage Fund	$100,001 - $500,000
James D. Dondero[5]	Opportunistic Credit Fund	Over $1,000,000
Trey Parker	Opportunistic Credit Fund	$100,001 - $500,000

[1]	Mr. Gregory’s and Parker’s beneficial ownership of these shares includes the value of deferred compensation payments that are determined as if the amount had been invested, as of the date awarded, in shares of the respective Fund.
[2]	As of March 8, 2018.
[3]	As of October 17, 2017.
[4]	As of February 28, 2018.
[5]	Mr. Dondero controls HCM. Through his control of HCM, Mr. Dondero may be viewed as having voting and dispositive power over all of the shares of Merger Arbitrage Fund’s common stock and Highland Opportunistic Credit Fund’s common stock directly owned by HCM.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE.

HFI-SAI-SUPP2-0318

HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

(the “Fund”)

Supplement dated March 14, 2018 to the Statement of Additional Information (“SAI”) for the Fund, dated October 31, 2017, as supplemented and amended from time to time.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective immediately, Sanjay Gulati will no longer serve as a portfolio manager of the Fund. All references to Mr. Gulati are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE

REFERENCE

HFI-ETF-SAISUPP1-0318